Provisional Goodwill (Details) - USD ($)			1 Months Ended
	Apr. 30, 2024	Mar. 31, 2024	Jun. 30, 2024
Provisional Goodwill [Line Items]
Paymenst to consideration	$ 18,750,000	$ 56,250,000
Tianjin Akso Enterprise Management Co, Ltd [Member]
Provisional Goodwill [Line Items]
Equity interests rate		1.00%
Paymenst to consideration		$ 75,000,000
Tianjin Wangyi Cloud Technology Co., Ltd [Member]
Provisional Goodwill [Line Items]
Equity interests rate		50.00%	25.00%
Paymenst to consideration			$ 37,500,000
Tianjin Akso Enterprise Management Co, Ltd One [Member]
Provisional Goodwill [Line Items]
Equity interests rate		12.50%